DERIVATIVE WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrant Liability
SCHEDULE OF DERIVATIVE WARRANT LIABILITY

The following table presents the details of the derivative warrant liability:

	December 31,	December 31,
	2024	2023
Stock price ($CA)	$8.39	$1.25
Exercise price ($CA) range	$1.52 - $8.39	$1.52
Expected life in years	3.93 - 4.93	5.00
Volatility	88.05%	75.66%
Dividend yield	0%	0%
Risk free interest rate	2.93%	3.54%
Fair value of derivative warrant liability	$35,750,607	$1,002,264
Number of warrants	8,298,912	1,786,000